Variable Interest Entities (VIE) (Details) - Schedule of information related to the VIE’s assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of information related to the VIE’s assets and liabilities [Abstract]
Total assets
Total liabilities	¥ 266,901	¥ 146,512